Income Tax	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income Tax
13	INCOME TAX
Income tax (credited)/charged to profit or loss was as follows:

	2020 RMB million	2019 RMB million	2018 RMB million
Current	222	942	1,220
Deferred	(4,149)	(123)	(294)

	(3,927)	819	926

Pursuant to the “Notice on the continuation of the Income Tax Policies for Enhancing the Implementation of Western Region Development Strategy.” (Ministry of Finance Announcement [2020] No.23), and other series of tax regulations, enterprises located in the western regions and engaged in the industrial activities as listed in the “Catalogue of Encouraged Industries in Western Regions”, will be entitled to a reduced corporate income tax rate of 15% from 2021 to 2030 upon approval from the tax authorities. CEA Yunnan, a subsidiary of the Company, obtained approval from the tax authorities and has been entitled to a reduced corporate income tax rate of 15% from January 1, 2011. The Company’s Sichuan branch, Gansu branch and Xibei branch also obtained approvals from the respective tax authorities and are entitled to a reduced corporate income tax rate of 15%. The subsidiaries incorporated in Hong Kong are subject to Hong Kong profits tax rate of 16.5% (2019: 16.5%). Eastern
E-Commerce,
a subsidiary of the Company, qualified for High and New Technology Enterprise (HNTE) status with HNTE certificate No.GR201831003647 issued by the relative authorities, has been entitled to a reduced corporate income tax rate of 15% from January 1, 2018 as approved by the tax authorities.
The Company and its subsidiaries, except for CEA Yunnan, Eastern
E-Commerce,
Sichuan branch, Gansu branch, Xibei branch and those incorporated in Hong Kong, are generally subject to the PRC standard corporate income tax rate of 25% (2019: 25%).
A reconciliation of the tax expense applicable to (loss)/profit before tax at the statutory rate for the country in which the Company and the majority of its subsidiaries are domiciled to the tax expense at the effective tax rate is as follows:

	2020 RMB million	2019 RMB million	2018 RMB million
(Loss)/profit before income tax	(16,488)	4,299	3,856

Tax calculated at the tax rate of 25% (2019: 25%, 2018:25%)	(4,122)	1,075	964
Lower tax rates enacted by local authority	56	(139)	(93)
Share of results of associates and joint ventures	24	(71)	(51)
Income not subject to tax	(12)	(36)	(9)
Expenses not deductible for tax	169	128	88
Utilization of previously unrecognized tax losses	(16)	(11)	(60)
Unrecognized tax losses for the year	21	17	28
Utilization of previously unrecognized deductible temporary differences	(10)	(8)	(1)
Unrecognized deductible temporary differences	3	3	23
Adjustments in respect of current tax of previous periods	(4)	(34)	61
Additional deduction of research and development costs	(31)	(27)	(24)
Income tax deduction of purchase of special equipment for production safety	(5)	(78)	—

Tax (credit)/charge	(3,927)	819	926

Effective tax rate	23.82%	19.05%	24.01%

The Group operates international flights to overseas destinations. There was no material overseas taxation for the years ended December 31, 2020, 2019 and 2018, as there are tax treaties between the PRC and the corresponding jurisdictions relating to the aviation business.